Average Annual Total Returns - FidelityFreedomFunds-K6ComboPRO - FidelityFreedomFunds-K6ComboPRO - Fidelity Freedom 2015 Fund	May 30, 2024
Fidelity Freedom 2015 Fund - Class K6 | Return Before Taxes
Average Annual Return:
Past 1 year	11.54%
Past 5 years	6.08%
Since Inception	4.85%	[1]
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Since Inception	0.99%
F0550
Average Annual Return:
Past 1 year	11.41%
Past 5 years	5.87%
Since Inception	4.88%

[1]	A From June 7, 2017 .